Cover Page Cover Page	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	SINCLAIR BROADCAST GROUP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-26076
Entity Tax Identification Number	52-1494660
Entity Address, Address Line One	10706 Beaver Dam Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	568-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $ 0.01 per share
Trading Symbol	SBGI
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000912752
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to correct a Current Report on Form 8-K filed by Sinclair Broadcast Group, Inc. on March 1, 2022, which inadvertently included certain typographical errors. For example, the aggregate principal amount outstanding under the DSG Second Lien Term Loan (as defined below) disclosed in the original Form 8-K of $3,449 million inadvertently included $227 million of availability under the DSG Second Lien Revolving Credit Facility (as defined below), which amounts are undrawn. Thus, the corrected aggregate principal amount outstanding under the DSG Second Lien Term Loan is $3,222 million. The purpose of this Amendment is to correct such typographical errors.